a Non-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Money Fund Trust

Notes to Statement of Investments (unaudited)

Franklin Templeton Money Fund

1. ORGANIZATION

Franklin Templeton Money Fund Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Templeton Money Fund (Fund).

The Fund invests substantially all of its assets in The Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the Fund's Statement of Investments.

2. FINANCIAL INSTRUMENT VALUATION

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. At September 30, 2013, the Fund owned 1.91% of the Portfolio.

3. INCOME TAXES

At September 30, 2013, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2013, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The Money Market Portfolios
Statement of Investments, September 30, 2013 (unaudited)

The Money Market Portfolio		Principal Amount*		Value
Investments 102.4%				
Certificates of Deposit 23.9%				
Bank of Montreal, Chicago Branch, 0.15% - 0.16%, 10/23/13	$	370,000,000	$	370,001,130
Bank of Montreal, Chicago Branch, 0.12%, 11/15/13		570,000,000		570,000,000
Bank of Nova Scotia, Houston Branch, 0.17%, 10/08/13		295,000,000		295,000,000
Bank of Nova Scotia, Houston Branch, 0.17%, 10/09/13		295,000,000		295,000,000
Bank of Nova Scotia, Houston Branch, 0.17%, 12/03/13		115,000,000		115,000,000
Royal Bank of Canada, New York Branch, 0.03%, 10/11/13		400,000,000		400,000,000
Royal Bank of Canada, New York Branch, 0.05% - 0.06%, 10/03/13 - 11/06/13		300,000,000		300,000,000
Royal Bank of Canada, New York Branch, 0.18%, 4/02/14		250,000,000		250,000,000
The Toronto-Dominion Bank, New York Branch, 0.16%, 10/01/13		265,000,000		265,000,000
The Toronto-Dominion Bank, New York Branch, 0.17%, 2/10/14		200,000,000		200,000,000
The Toronto-Dominion Bank, New York Branch, 0.10% - 0.26%, 10/08/13 - 2/24/14		460,000,000		460,000,000
Wells Fargo Bank NA, California Branch, 0.13%, 11/06/13		200,000,000		200,000,000
Wells Fargo Bank NA, California Branch, 0.14%, 12/04/13		400,000,000		400,000,000
Wells Fargo Bank NA, California Branch, 0.14%, 12/26/13		325,000,000		325,000,000
Total Certificates of Deposit (Cost $4,445,001,130)				4,445,001,130
[a]**Commercial Paper 47.3%**				
3M Co., 11/25/13		75,000,000		74,993,698
Bank of Nova Scotia, 12/02/13 (Canada)		235,000,000		234,957,504
Chevron Corp., 10/10/13		275,000,000		274,996,562
Chevron Corp., 10/16/13		5,000,000		4,999,896
Colgate-Palmolive Co., 10/02/13		200,000,000		199,999,833
Commonwealth Bank of Australia, 10/04/13 - 11/04/13 (Australia)		549,650,000		549,632,171
Export Development Canada, 1/06/14 (Canada)		200,000,000		199,919,167
Export Development Canada, 10/03/13 - 3/24/14 (Canada)		581,555,000		581,399,184
Exxon Mobil Corp., 11/07/13		225,000,000		224,986,125
Exxon Mobil Corp., 10/15/13 - 11/12/13		550,000,000		549,980,784
Johnson & Johnson, 10/16/13		200,000,000		199,997,500
Johnson & Johnson, 10/09/13 - 10/23/13		264,500,000		264,496,853
Merck & Co. Inc., 10/17/13		150,000,000		149,997,333
National Australia Funding, 10/25/13 (Australia)		48,800,000		48,796,747
Nestle Capital Corp., 12/16/13 (Switzerland)		200,000,000		199,966,222
Nestle Capital Corp., 10/08/13 - 12/17/13 (Switzerland)		228,250,000		228,227,531
Nestle Finance International Ltd., 10/07/13 - 12/20/13 (Switzerland)		460,000,000		459,964,435
PepsiCo Inc., 10/08/13 - 11/22/13		570,000,000		569,973,651
Pfizer Inc., 10/01/13 - 10/04/13		267,605,000		267,604,615
Procter & Gamble Co., 10/01/13 - 11/06/13		325,000,000		324,994,639
Province of British Columbia, 10/11/13 - 3/21/14 (Canada)		923,478,000		923,177,244
Province of Ontario, 10/07/13 - 1/06/14 (Canada)		576,000,000		575,887,019
Total Fina ELF Capital, 3/19/14 (France)		241,000,000		240,797,059
Total Fina ELF Capital, 1/16/14 - 5/07/14 (France)		178,000,000		177,858,121
United Parcel Service Inc., 10/03/13 - 11/04/13		300,000,000		299,994,862
Wal-Mart Stores Inc., 10/03/13		363,000,000		362,998,992
Wal-Mart Stores Inc., 11/05/13		300,000,000		299,976,667
Wal-Mart Stores Inc., 10/07/13 - 11/13/13		287,000,000		286,981,548
Total Commercial Paper (Cost $8,777,555,962)				8,777,555,962
U.S. Government and Agency Securities 28.6%				
[a]FHLB,				
10/04/13		500,000,000		499,998,958
10/07/13 - 10/25/13		150,000,000		149,998,416
11/22/13		200,000,000		199,985,556
12/17/13		775,000,000		774,991,712
[a,b]International Bank for Reconstruction and Development,				
11/04/13 (Supranational)		200,000,000		199,988,667
10/04/13 - 1/06/14 (Supranational)		677,615,000		677,581,662
[a]U.S. Treasury Bills,				
10/03/13		244,154,000		244,153,986
10/17/13		1,345,000,000		1,344,986,356
10/24/13		750,000,000		749,978,438

The Money Market Portfolios
Statement of Investments, September 30, 2013 (unaudited) *(continued)*

11/07/13	475,000,000	474,985,354
Total U.S. Government and Agency Securities (Cost $5,316,649,105)		5,316,649,105
Municipal Bonds 0.5%		
California 0.5%		
[c]California State Economic Recovery GO, Series C-4, Daily VRDN and Put, 0.05%, 7/01/23	26,790,000	26,790,000
[c]Metropolitan Water District of Southern California Special Water Revenue, Refunding, Series A, Weekly VRDN and Put, 0.03%, 10/01/29	60,415,000	60,415,000
Total Municipal Bonds (Cost $87,205,000)		87,205,000
[d]Repurchase Agreements 2.1%		
Barclays Capital Inc., 0.010%, 10/01/13 (Maturity Value $305,000,085)		
Collateralized by U.S. Treasury Notes, 0.875%, 1/31/17 (valued at $312,688,386)	305,000,000	305,000,000
Deutsche Bank Securities Inc., 0.050%, 10/01/13 (Maturity Value $4,125,006)		
Collateralized by U.S. Treasury Notes, 5.125%, 5/15/16 (valued at $4,207,549)	4,125,000	4,125,000
Goldman, Sachs & Co., 0.040%, 10/01/13 (Maturity Value $75,000,083)		
Collateralized by U.S. Government and Agency Securities, 1.25%, 9/28/16 (valued at $76,600,290)	75,000,000	75,000,000
HSBC Securities (USA) Inc., 0.060%, 10/01/13 (Maturity Value $5,000,008)		
Collateralized by U.S. Government and Agency Securities, 0.320% - 3.000%, 7/28/14 - 9/28/16 (valued at $5,101,492)	5,000,000	5,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.040%, 10/01/13 (Maturity Value $5,000,006)		
Collateralized by U.S. Treasury Notes, 0.250%, 9/30/15 (valued at $5,100,018)	5,000,000	5,000,000
Morgan Stanley & Co. LLC, 0.050%, 10/01/13 (Maturity Value $5,000,007)		
Collateralized by U.S. Treasury Notes, 0.250% - 4.250%, 8/15/15 - 9/30/15 (valued at $5,100,012)	5,000,000	5,000,000
Total Repurchase Agreements (Cost $399,125,000)		399,125,000
Total Investments (Cost $19,025,536,197) 102.4%		19,025,536,197
Other Assets, less Liabilities (2.4)%		(450,609,194)
Net Assets 100.0%		$ 18,574,927,003

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]	The security is traded on a discount basis with no stated coupon rate.
[b]	A supranational organization is an entity formed by two or more central governments through international treaties.
[c]	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.
[d]	At September 30, 2013, all repurchase agreements had been entered into on that date.

ABBREVIATIONS
Selected Portfolio

The Money Market Portfolios
Notes to Statement of Investments (unaudited)

The Money Market Portfolio

1. ORGANIZATION

2. FINANCIAL INSTRUMENT VALUATION

Securities are valued at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under procedures approved by the Portfolio's Board of Trustees (the Board), the Portfolio's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Portfolio's valuation policies and procedures, which are approved annually by the Board.

3. INCOME TAXES

4. FAIR VALUE MEASUREMENTS

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 inputs.

5. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Portfolio's significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.

a Non-income producing.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Money Fund Trust

Notes to Statement of Investments (unaudited)

Franklin Templeton Money Fund

1. ORGANIZATION

Franklin Templeton Money Fund Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Templeton Money Fund (Fund).

The Fund invests substantially all of its assets in The Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the Fund's Statement of Investments.

2. FINANCIAL INSTRUMENT VALUATION

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. At September 30, 2013, the Fund owned 1.91% of the Portfolio.

3. INCOME TAXES

At September 30, 2013, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30, 2013, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]	The security is traded on a discount basis with no stated coupon rate.
[b]	A supranational organization is an entity formed by two or more central governments through international treaties.
[c]	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.
[d]	At September 30, 2013, all repurchase agreements had been entered into on that date.

ABBREVIATIONS
Selected Portfolio

5. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Portfolio's significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON MONEY FUND TRUST

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date November 26, 2013

By /s/ Gaston Gardey
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date November 26, 2013